SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Subsidiaries
Entity	Country of Incorporation	Voting Control	Functional Currency

Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar

New classifications under IFRS 9
Financial assets/liabilities	Classification
Cash	FVTPL
Marketable Securities	FVTPL
Accounts payable	Amortized cost